Property and Equipment - Disclosure of property & equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property and equipment, net	$ 22,957	$ 26,771
Laboratory and manufacturing equipment
Property, plant and equipment
Property and equipment, net	5,630	6,047
Furniture and fixtures
Property, plant and equipment
Property and equipment, net	635	790
Computer equipment and software
Property, plant and equipment
Property and equipment, net	174	139
Leasehold improvements
Property, plant and equipment
Property and equipment, net	13,714	11,679
Construction in progress
Property, plant and equipment
Property and equipment, net	$ 2,803	$ 8,116